Employee Benefits, Changes in Fair Value in Pension Plan And Other Benefit Plan Assets Measured at Fair Value (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at end of year	$ 9,490	$ 9,061
Pension plan assets [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at end of year	9,539	9,061
Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	792	847
Gross Realized Gain (Loss)	32	20
Gross Unrealized Gain (Loss)	17	34
Purchases, sales, and settlements, net	(46)	(109)
Transfers into/(out of) Level 3	(201)	0
Fair value of plan assets at end of year	594	792
Other benefits plan assets [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at end of year	636	640
Other benefits plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	47	48
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	0
Purchases, sales, and settlements, net	(25)	(1)
Transfers into/(out of) Level 3	0	0
Fair value of plan assets at end of year	22	47
Long duration fixed income [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	1	0
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	0
Purchases, sales, and settlements, net	0	1
Transfers into/(out of) Level 3	0	0
Fair value of plan assets at end of year	1	1
Intermediate (core) fixed income [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	6	10
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	1
Purchases, sales, and settlements, net	0	(5)
Transfers into/(out of) Level 3	(6)	0
Fair value of plan assets at end of year	0	6
High-yield fixed income [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	1	1
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	0
Purchases, sales, and settlements, net	0	0
Transfers into/(out of) Level 3	(1)	0
Fair value of plan assets at end of year	0	1
Domestic large-cap stocks [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	2	4
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	(1)
Purchases, sales, and settlements, net	0	(1)
Transfers into/(out of) Level 3	(2)	0
Fair value of plan assets at end of year	0	2
International stocks [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	1	6
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	(1)
Purchases, sales, and settlements, net	1	(4)
Transfers into/(out of) Level 3	(1)	0
Fair value of plan assets at end of year	1	1
Real estate/timber [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	355	360
Gross Realized Gain (Loss)	22	10
Gross Unrealized Gain (Loss)	2	22
Purchases, sales, and settlements, net	(51)	(37)
Transfers into/(out of) Level 3	0	0
Fair value of plan assets at end of year	328	355
Real estate/timber [Member] | Other benefits plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	12	12
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	0
Purchases, sales, and settlements, net	(12)	0
Transfers into/(out of) Level 3	0	0
Fair value of plan assets at end of year	0	12
Multi-strategy hedge funds [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	251	313
Gross Realized Gain (Loss)	1	5
Gross Unrealized Gain (Loss)	2	(3)
Purchases, sales, and settlements, net	8	(64)
Transfers into/(out of) Level 3	(191)	0
Fair value of plan assets at end of year	71	251
Multi-strategy hedge funds [Member] | Other benefits plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	8	10
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	0
Purchases, sales, and settlements, net	(8)	(2)
Transfers into/(out of) Level 3	0	0
Fair value of plan assets at end of year	0	8
Private Equity Funds [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	129	112
Gross Realized Gain (Loss)	8	1
Gross Unrealized Gain (Loss)	10	16
Purchases, sales, and settlements, net	(2)	0
Transfers into/(out of) Level 3	0	0
Fair value of plan assets at end of year	145	129
Private Equity Funds [Member] | Other benefits plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	4	4
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	0
Purchases, sales, and settlements, net	(4)	0
Transfers into/(out of) Level 3	0	0
Fair value of plan assets at end of year	0	4
Other Plan Assets [Member] | Pension plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	46	41
Gross Realized Gain (Loss)	1	4
Gross Unrealized Gain (Loss)	3	0
Purchases, sales, and settlements, net	(2)	1
Transfers into/(out of) Level 3	0	0
Fair value of plan assets at end of year	48	46
Other Plan Assets [Member] | Other benefits plan assets [Member] | Level 3 [Member]
Changes in Level 3 pension plan assets measured at fair value [Abstract]
Fair value of plan assets at beginning of year	23	22
Gross Realized Gain (Loss)	0	0
Gross Unrealized Gain (Loss)	0	0
Purchases, sales, and settlements, net	(1)	1
Transfers into/(out of) Level 3	0	0
Fair value of plan assets at end of year	$ 22	$ 23